Significant Accounting policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Feb. 13, 2015 USD ($)
Advances for drilling units under construction	$ 545,469	$ 394,852
Allowance for doubtful receivables	22,368	117,438
Capitalized interest	28,265	26,055	$ 37,342
Amortization and write off of financing costs	21,040	24,033	42,995
Impairment loss	$ 3,776,338	$ 414,986	0
Number of reportable segments	1
Bare deck
Useful life	30 years
Cumulative installment payments made to Samsung
Advances for drilling units under construction	$ 466,258
Drilling Units
Depreciation method	Straight-line basis
Number of vessels	8	2
Impairment loss	$ 3,658,815	$ 414,986
Interval between drilling units special survey	5 years
Advances for drilling units under construction - Ocean Rig Amorgos
Advances for drilling units under construction	$ 545,469	394,852	$ 622,507
Impairment loss	$ 92,371	0
Minimum | Other asset parts
Useful life	5 years
Maximum | Other asset parts
Useful life	30 years
Cash flow hedge for interest capitalized on vessels impaired
Impairment loss	$ 25,152
VIE Supportive to the drilling operation
VIE, total assets	23,227	35,362
VIE, total liabillities	86,119	77,647
VIE, net assets	(62,892)	$ (42,285)
$462 million Senior Secured Credit Facility
Line of Credit Facility, Maximum Borrowing Capacity	$ 462,000			$ 475,000